Leases - Amounts Recognized in Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Leases [Abstract]
Depreciation, right-of-use assets	$ 20.8	$ 17.2
Interest expense on lease liabilities (Note 34)	3.5	4.4
Expense relating to variable lease payments not included in measurement of lease liabilities	61.2	73.8
Expense relating to short-term leases for which recognition exemption has been used	13.7	32.9
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 0.9	$ 1.9